Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000013049
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	0.85%	1.03%	1.78%
C000013051
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.63%	0.96%	1.36%
C000091010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013052
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	0.42%	0.78%	1.46%
C000013054
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	2.04%	0.71%	1.05%
C000081647
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000225142
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisers Class
C000013046
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	0.53%	1.57%	1.29%
C000091009
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000013049
Average Annual Return [Line Items]
Average Annual Return, Percent	4.25%	1.71%	2.12%
Without Sales Load [Member] | C000013051
Average Annual Return [Line Items]
Average Annual Return, Percent	3.63%	0.96%	1.36%
Without Sales Load [Member] | C000091010
Average Annual Return [Line Items]
Average Annual Return, Percent	4.51%	1.86%	2.28%
Without Sales Load [Member] | C000013052
Average Annual Return [Line Items]
Average Annual Return, Percent	3.78%	1.44%	1.80%
Without Sales Load [Member] | C000013054
Average Annual Return [Line Items]
Average Annual Return, Percent	3.04%	0.71%	1.05%
Without Sales Load [Member] | C000081647
Average Annual Return [Line Items]
Average Annual Return, Percent	3.94%	1.61%	1.95%
Without Sales Load [Member] | C000225142
Average Annual Return [Line Items]
Average Annual Return, Percent	2.80%	2.00%	1.51%
Without Sales Load [Member] | C000013046
Average Annual Return [Line Items]
Average Annual Return, Percent	2.80%	2.04%	1.52%
Without Sales Load [Member] | C000091009
Average Annual Return [Line Items]
Average Annual Return, Percent	2.96%	2.17%	1.67%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.84%	2.16%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.84%	2.16%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.84%	2.16%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.84%	2.16%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.84%	2.16%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.84%	2.16%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.84%	2.16%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.84%	2.16%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.29%	0.84%	2.16%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	4.03%	1.23%	1.85%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	4.03%	1.23%	1.85%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	4.03%	1.23%	1.85%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	4.03%	1.23%	1.85%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	4.03%	1.23%	1.85%
EATON VANCE Index: Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index
Average Annual Return, Percent	4.03%	1.23%	1.85%
EATON VANCE Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent	3.04%	1.82%	1.61%
EATON VANCE Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent	3.04%	1.82%	1.61%
EATON VANCE Index: Bloomberg 1 Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index
Average Annual Return, Percent	3.04%	1.82%	1.61%